	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2024

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 96.95%
	Communication Services - Media & Entertainment -- 1.28%
142,905	Trade Desk, Inc. Class A*	$13,957,531

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 5.89%
46,070	Burlington Stores, Inc.*	11,056,800
108,565	CarMax, Inc.*	7,962,157
27,070	O'Reilly Automotive, Inc.*	28,587,544
42,640	Ulta Beauty Inc.*	16,453,497
		64,059,998

	Consumer Discretionary - Consumer Services -- 4.85%
286,255	Chipotle Mexican Grill, Inc.*	17,933,876
32,870	Domino's Pizza, Inc.	16,971,767
251,430	Service Corporation International	17,884,216
		52,789,859

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.24%
277,346	BJ's Wholesale Club Holdings, Inc.*	24,362,073

	Consumer Staples – Food, Beverage & Tobacco -- 3.59%
69,500	Constellation Brands, Inc. Class A	17,880,960
251,721	Lamb Weston Holdings, Inc.	21,164,702
		39,045,662

	Financials - Banks -- 0.99%
246,480	Webster Financial Corporation	10,744,063

	Financials - Financial Services -- 5.65%
70,110	Corpay, Inc.*	18,678,005
87,281	Jack Henry & Associates, Inc.	14,490,392
125,570	Northern Trust Corporation	10,545,369
143,155	Raymond James Financial, Inc.	17,695,390
		61,409,156

	Health Care - Health Care Equipment & Services -- 9.73%
168,900	Cooper Companies, Inc.	14,744,970
149,691	DexCom, Inc.*	16,971,966
227,260	Globus Medical Inc Class A*	15,565,037
150,250	Hologic, Inc.*	11,156,062
77,440	ResMed Inc.	14,823,565
83,254	STERIS plc	18,277,583
78,000	Veeva Systems Inc Class A*	14,274,780
		105,813,963

	Health Care – Pharmaceuticals, Biotechnology & Life Sciences -- 8.53%
255,609	Bio-Techne Corporation	18,314,385
68,606	Charles River Laboratories International, Inc.*	14,172,627
83,070	IQVIA Holdings Inc*	17,564,321
14,964	Mettler-Toledo International Inc.*	20,913,537
118,455	Revvity, Inc.	12,421,191
515,270	Stevanato Group SpA	9,450,052
		92,836,113

	Industrials - Capital Goods -- 13.98%
197,850	A. O. Smith Corporation	16,180,173
127,500	AMETEK, Inc.	21,255,525
211,025	Fastenal Company	13,260,811
238,700	Fortive Corp.	17,687,670
75,195	IDEX Corporation	15,129,234
61,005	L3Harris Technologies Inc	13,700,503
34,800	Lennox International Inc.	18,617,304
77,500	Nordson Corporation	17,975,350
115,797	Westinghouse Air Brake Technologies Corporation	18,301,716
		152,108,286

	Industrials - Commercial & Professional Services -- 10.49%
89,700	Broadridge Financial Solutions, Inc.	17,670,900
90,685	Paylocity Holding Corp.*	11,956,817
126,048	RB Global, Inc.	9,625,025
81,615	Republic Services, Inc.	15,861,059
269,765	TransUnion	20,005,773
82,583	Verisk Analytics Inc	22,260,248
95,092	Waste Connections, Inc.	16,675,333
		114,055,155

	Industrials - Transportation -- 1.45%
88,920	Old Dominion Freight Line, Inc.	15,703,272

	Information Technology - Semiconductors & Semiconductor Equipment -- 4.47%
213,950	Microchip Technology Incorporated	19,576,425
199,191	Power Integrations, Inc.	13,981,216
141,740	Skyworks Solutions, Inc.	15,106,649
		48,664,290

	Information Technology - Software & Services -- 15.02%
46,155	CrowdStrike Holdings, Inc. Class A*	17,686,135
93,932	CyberArk Software Ltd.*	25,682,887
438,343	Dynatrace, Inc.*	19,611,466
172,047	Elastic NV*	19,597,874
48,940	Gartner, Inc.*	21,976,996
196,417	Okta, Inc. Class A*	18,386,595
55,482	Palo Alto Networks, Inc.*	18,808,953
118,985	PTC Inc.*	21,616,005
		163,366,911

	Information Technology - Technology Hardware & Equipment -- 3.46%
98,195	CDW Corporation	21,979,969

40,435	Teledyne Technologies Incorporated*	15,687,971
		37,667,940

	Materials - Materials -- 3.22%
78,580	AptarGroup, Inc.	11,064,850
96,460	Vulcan Materials Company	23,987,673
		35,052,523

	Real Estate - Real Estate Management & Development -- 2.11%
158,175	CBRE Group, Inc. Class A*	14,094,974
119,910	CoStar Group, Inc.*	8,890,127
		22,985,101

	TOTAL COMMON STOCKS
	(cost $531,777,770)	1,054,621,896

SHORT-TERM INVESTMENTS -- 3.02%
	Money Market Deposit Account – 0.26%
$ 2,798,695	U.S. Bank Money Market - 5.240%	2,798,695

	Money Market Fund - 1.38%
15,000,000	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 5.20%	15,000,000

	U.S. Government Security - 1.38%
15,075,000	U.S. Treasury Bill 08/01/2024, 5.004%	15,007,108

	TOTAL SHORT-TERM INVESTMENTS
	(cost $32,806,452)	32,805,803

	TOTAL INVESTMENTS
	(cost $564,584,222) - 99.97%	1,087,427,699

	OTHER ASSETS, NET OF LIABILITIES - 0.03%	412,446

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$1,087,840,145

* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2024, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$1,054,621,896
Money Market Deposit Account	2,798,695
Money Market Fund	15,000,000
Level 2
U.S. Government Security	15,007,108
Level 3
None	—
Total	$1,087,427,699

(1) See Schedule above for further detail by industry.